SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Changes in Equity (Details) - CAD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Shareholders’ equity, opening balance	$ 142,702	$ 146,168	$ 142,702	$ 114,433
Issuance of preferred shares			101,882	1,976
Exercise of stock options		1,238	146
Net income		96,055	21,640	26,485
Share-based compensation		1,971	3,274	500
Shareholders’ equity, closing balance		243,610	146,168	142,702
Share Capital
Shareholders’ equity, opening balance	60,221	103,295	60,221	58,245
Issuance of preferred shares			101,882	1,976
Exercise of stock options		2,800	146
Shareholders’ equity, closing balance	2,652	106,095	103,295	60,221
Contributed Surplus
Shareholders’ equity, opening balance	57,740	4,074	57,740	57,240
Exercise of stock options		(1,562)
Share-based compensation		1,971	3,274	500
Shareholders’ equity, closing balance		4,483	4,074	57,740
Retained Earnings (Deficit)
Shareholders’ equity, opening balance	25,433	40,101	25,433	(1,052)
Net income		96,055	21,640	26,485
Shareholders’ equity, closing balance		136,156	40,101	25,433
Parent company
Shareholders’ equity, opening balance	142,702	146,169	142,702	114,433
Redemption of common and preferred shares			(121,481)
Issuance of preferred shares				1,976
Issuance of subordinate voting shares			100,497
Exercise of stock options		1,238	146
Net income		94,232	21,031	25,793
Share-based compensation		1,971	3,274	500
Shareholders’ equity, closing balance		243,610	146,169	142,702
Parent company | Share Capital
Shareholders’ equity, opening balance	60,221	103,295	60,221	58,245
Redemption of common and preferred shares			(57,569)
Issuance of preferred shares				1,976
Issuance of subordinate voting shares			100,497
Exercise of stock options		2,800	146
Shareholders’ equity, closing balance		106,095	103,295	60,221
Parent company | Contributed Surplus
Shareholders’ equity, opening balance	57,740	4,074	57,740	57,240
Redemption of common and preferred shares			(56,940)
Exercise of stock options		(1,562)
Share-based compensation		1,971	3,274	500
Shareholders’ equity, closing balance		4,483	4,074	57,740
Parent company | Retained Earnings (Deficit)
Shareholders’ equity, opening balance	$ 24,741	38,800	24,741	(1,052)
Redemption of common and preferred shares			(6,972)
Net income			21,031	25,793
Shareholders’ equity, closing balance		$ 133,032	$ 38,800	$ 24,741